Summary Prospectus
Touchstone High Yield FundJanuary 28, 2025
Class A Ticker: THYAX Class C Ticker: THYCX
Class Y Ticker: THYYX Institutional Class: THIYX
Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated January 27, 2025, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/Resources, call 1.800.543.0407, or ask any financial adviser, bank, or broker-dealer who offers shares of the Fund.
Touchstone High Yield Fund Summary
The Fund’s Investment Goal
The Touchstone High Yield Fund (the “Fund”) seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information on pages 94 and 97, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.58%	3.13%	0.51%	0.31%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.39%	4.69%	1.07%	0.87%
Fee Waiver and/or Expense Reimbursement(2)	(0.34)%	(2.94)%	(0.26)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.05%(3)	1.75%(3)	0.81%	0.73%
(1)
Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024.

Touchstone High Yield FundJanuary 28, 2025
(2)
Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.04%, 1.74%, 0.80%, and 0.72%  of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2026, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
(3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's Form N-CSR filing for the fiscal year ended September 30, 2024 due to contractual changes in the Fund's expense limitation agreement effective January 29, 2025.
Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$429	$278	$83	$75	$178
3 Years	$718	$1,149	$315	$264	$1,149
5 Years	$1,029	$2,127	$565	$468	$2,127
10 Years	$1,911	$4,597	$1,282	$1,060	$4,597
Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of the Fund’s portfolio.
The Fund’s Principal Investment Strategies
The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund generally invests in non-investment-grade debt securities of domestic corporations, including Rule 144A securities, but may also invest in foreign-issued debt securities, including up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S.

Touchstone High Yield FundJanuary 28, 2025
dollar. Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as “junk bonds,” and are considered speculative. They are rated below BBB- by S&P Global Ratings and Fitch Ratings, Inc. or below Baa3 by Moody’s Investors Service, Inc. The Fund’s investment policies are based on credit ratings at the time of purchase.
In selecting securities for the Fund, the sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.
The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.
Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.
●
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.
●
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
●
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Touchstone High Yield FundJanuary 28, 2025
Management Risk: In managing the Fund’s portfolio, the Adviser engages one or more sub-advisers to make investment decisions for a portion of or the entire portfolio. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.
Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements. Investing in Rule 144A securities may reduce the liquidity of the Fund’s portfolio if an adequate institutional trading market for these securities does not exist. Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.
Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Fund’s service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders.
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. To the extent that the securities held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the U.S. market is open, there are likely to be deviations between the current price of the securities held by the Fund and their last quoted price or the securities’ quote from the closed foreign market. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. To the extent a Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
Cybersecurity Risk: Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value. The Fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. However, there is no guarantee that the Fund will be able to prevent or mitigate the impact of any or all cyber-events.
The Fund’s Performance
On January 27, 2017, the Touchstone High Yield Fund, previously a series of Touchstone Investment Trust (the “Predecessor Fund”), was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Financial and performance information prior to January 27, 2017 is that of the Predecessor Fund.

Touchstone High Yield FundJanuary 28, 2025
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index. The ICE BofA High Yield Cash Pay Index shows how the Fund’s performance compares against the returns of an index with similar investment objectives. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone High Yield Fund — Class A Shares Total Return as of December 31

Best Quarter:	2nd Quarter 2020	8.72%
Worst Quarter:	1st Quarter 2020	(13.79)%
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares’ after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Touchstone High Yield FundJanuary 28, 2025
Average Annual Total Returns For the periods ended December 31, 2024	1 Year	5 Years	10 Years
Touchstone High Yield Fund - Class A
Return Before Taxes	2.79%	2.58%	3.27%
Return After Taxes on Distributions	0.34%	0.43%	1.12%
Return After Taxes on Distributions and Sale of Fund Shares	1.61%	1.02%	1.51%
Touchstone High Yield Fund - Class C
Return Before Taxes	4.50%	2.22%	3.17%
Touchstone High Yield Fund - Class Y
Return Before Taxes	6.57%	3.26%	4.05%
Touchstone High Yield Fund - Institutional Class
Return Before Taxes	6.52%	3.34%	4.13%
Bloomberg U.S. Aggregate Bond Index(1) (reflects no deductions for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
ICE BofA High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)	8.04%	4.02%	5.07%
(1)
The Fund has designated the Bloomberg U.S. Aggregate Bond Index as its new broad-based securities market index in accordance with the revised definition for such an index.
The Fund’s Management
Investment Adviser
Touchstone Advisors, Inc. serves as the Fund’s investment adviser.
Sub-Adviser	Portfolio Managers	Investment Experience with the Predecessor Fund and the Fund	Primary Title with Sub-Adviser
Fort Washington Investment Advisors, Inc.	Garrick T. Bauer, CFA	Managing the Fund since its inception in 2017; managed the Predecessor Fund from 2016 to 2017	Managing Director, Portfolio Manager and Head of Credit
	Timothy Jossart, CFA	Managing the Fund since its inception in 2017; managed the Predecessor Fund from 2011 to 2017	Vice President, Portfolio Manager and Head of Leveraged Credit Research
	Brendan M. White, CFA	Managing the Fund since January 2025; managed the Fund since its inception in 2017 to 2019; managed the Predecessor Fund from 2000 to 2017	Senior Vice President, Co-Chief Investment Officer and Portfolio Manager

Touchstone High Yield FundJanuary 28, 2025
Buying and Selling Fund Shares
Minimum Investment Requirements
	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50
Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries  who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 534467, Pittsburgh, PA 15253-4467, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the “Investing with Touchstone” section of the Fund’s prospectus or call 1.800.543.0407.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.
Financial Intermediary Compensation
If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
TSF-56-TFGT-THYAX-2501

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